Annual Fund Operating Expenses	0 Months Ended
	Jan. 01, 2013
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[1]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class B
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[1]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[1]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class A
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[2]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class B
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.65%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	[2]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class C
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.65%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	[2]
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class A
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[3]
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class B
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.76%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	[3]
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class C
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.76%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	[3]
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class A
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.03%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.03%	[4]
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class B
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.78%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.78%	[4]
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class C
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.78%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.78%	[4]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class A
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[2]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class B
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	[2]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class C
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	[2]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class A
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.79%	[5]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class B
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.54%	[5]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class C
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.54%	[5]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term Bond Fund) | Class A
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[6]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term Bond Fund) | Class C
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.56%	[6]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Class A
Operating Expenses:
Management Fees	0.44%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	[7]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Class C
Operating Expenses:
Management Fees	0.44%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.70%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.57%	[7]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	[8]
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.47%	[8]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[9]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Government Securities Fund) | Administrator Class
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[10]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Income Fund) | Administrator Class
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[11]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[11]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Income Plus Fund) | Administrator Class
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[12]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[13]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.44%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[14]
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Administrator Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.57%	[15]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.47%	[16]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Government Securities Fund) | Institutional Class
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.57%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[17]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage High Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.68%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.51%	[18]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Income Plus Fund) | Institutional Class
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.59%	[19]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.43%	[20]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	[17]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.44%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.62%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.51%	[18]
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.33%
Distribution or Similar (Non 12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[21]
(WFA Income Funds - Investor) | (Wells Fargo Advantage Government Securities Fund) | Investor Class
Operating Expenses:
Management Fees	0.37%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[22]
(WFA Income Funds - Investor) | (Wells Fargo Advantage High Income Fund) | Investor Class
Operating Expenses:
Management Fees	0.49%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.04%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.94%	[23]
(WFA Income Funds - Investor) | (Wells Fargo Advantage Income Plus Fund) | Investor Class
Operating Expenses:
Management Fees	0.39%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[24]
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	[25]
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.44%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[26]
(WFA Income Funds - Investor) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Investor Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[27]
(WFA Income Funds - R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.44%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.38%	[28]

[1]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.74% for Class A, 1.49% for Class B, and 1.49% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Class A, 1.65% for Class B, and 1.65% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.03% for Class A, 1.78% for Class B, and 1.78% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Class A, 1.53% for Class B, and 1.53% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and 1.55% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A and 1.56% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A and 1.45% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.64% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.55% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.46% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.58% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[21]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[23]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.93% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[24]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.88% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[25]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[26]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[27]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.73% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[28]	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.37% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.